Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plans
Employer contribution under China Contribution Plan	$ 19.8	$ 12.2	$ 10.8
Maximum percentage of eligible pretax earnings to be deferred by employees of U.S. subsidiary under 401(k) Savings Plan	100.00%
Minimum age eligibility for employees to participate under 401(k) Plan (in years)	21